Expense Example	May 28, 2026 USD ($)
Corgi All World 2x Daily ETF | Corgi All World 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	66
Corgi Brazil 2x Daily ETF | Corgi Brazil 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi China 2x Daily ETF | Corgi China 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Chinese Internet 2x Daily ETF | Corgi Chinese Internet 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Emerging Markets 2x Daily ETF | Corgi Emerging Markets 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Europe Equities 2x Daily ETF | Corgi Europe Equities 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Ex-U.S. Equities 2x Daily ETF | Corgi Ex-U.S. Equities 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi India 2x Daily ETF | Corgi India 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Large-Cap 2x Daily ETF | Corgi U.S. Large-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	66
Corgi U.S. Mega-Cap Growth 2x Daily ETF | Corgi U.S. Mega-Cap Growth 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Mid-Cap 2x Daily ETF | Corgi U.S. Mid-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Small-Cap 2x Daily ETF | Corgi U.S. Small-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi South Korea 2x Daily ETF | Corgi South Korea 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Taiwan 2x Daily ETF | Corgi Taiwan 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Consumer Discretionary 2x Daily ETF | Corgi U.S. Consumer Discretionary 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Consumer Staples 2x Daily ETF | Corgi U.S. Consumer Staples 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Biotech 2x Daily ETF | Corgi U.S. Biotech 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Energy 2x Daily ETF | Corgi U.S. Energy 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Total U.S. Market 2x Daily ETF | Corgi Total U.S. Market 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Financials 2x Daily ETF | U.S. Financials 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Growth 2x Daily ETF | Corgi U.S. Growth 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Healthcare 2x Daily ETF | Corgi U.S. Healthcare 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Industrials 2x Daily ETF | Corgi U.S. Industrials 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Infrastructure 2x Daily ETF | Corgi U.S. Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Materials 2x Daily ETF | Corgi U.S. Materials 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Micro-Cap 2x Daily ETF | Corgi U.S. Micro-Cap 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
U.S. Real Estate 2x Daily ETF | U.S. Real Estate 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Regional Banks 2x Daily ETF | Corgi U.S. Regional Banks 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Semiconductors 2x Daily ETF | Corgi U.S. Semiconductors 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. Utilities 2x Daily ETF | Corgi U.S. Utilities 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi All Commodities 2x Daily ETF | Corgi All Commodities 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi AI Cybersecurity 2x Daily ETF | Corgi Aerospace & Commercial Aviation 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Battery Energy Storage Systems 2x Daily ETF | Corgi Battery Energy Storage Systems 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Bay Area Based 2x Daily ETF | Corgi Bay Area Based 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Corgi Beauty, Skincare & Aesthetics 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Coffee & Energy Drinks 2x Daily ETF | Corgi Coffee & Energy Drinks 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Crypto Infrastructure 2x Daily ETF | Corgi Crypto Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Data And Surveillance 2x Daily ETF | Corgi Data And Surveillance 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Genomics & Precision Medicine 2x Daily ETF | Corgi Genomics & Precision Medicine 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi High Voltage Grid Equipment 2x Daily ETF | Corgi High Voltage Grid Equipment 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Lifestyle Brands 2x Daily ETF | Corgi Lifestyle Brands 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Longevity Consumer 2x Daily ETF | Corgi Longevity Consumer 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Mag 7 2x Daily ETF | Corgi Mag 7 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	66
Corgi Natural Gas Power & Turbines 2x Daily ETF | Corgi Natural Gas Power & Turbines 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi NYC Based 2x Daily ETF | Corgi NYC Based 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Ports, Rail & Freight 2x Daily ETF | Corgi Ports, Rail & Freight 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Robots & Humanoids 2x Daily ETF | Corgi Robots & Humanoids 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Shipping & Global Logistics 2x Daily ETF | Shipping & Global Logistics 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Sports Betting & Gambling 2x Daily ETF | Corgi Sports Betting & Gambling 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Travel And Leisure 2x Daily ETF | Corgi Travel And Leisure 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi U.S. War Machine 2x Daily ETF | Corgi Buy Now Pay Later 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Buy Now Pay Later 2x Daily ETF | Corgi Buy Now Pay Later 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Space & Satellite Communications 2x Daily ETF | Corgi Space & Satellite Communications 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi IP Licensing & Royalties 2x Daily ETF | Corgi IP Licensing & Royalties 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Drones & Urban Air Mobility 2x Daily ETF | Corgi Drones & Urban Air Mobility 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi AGIX 2x Daily ETF | Corgi AGIX 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Corgi Lithography & Semiconductor Photonics 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Corgi Quantum Computing 2x Daily ETF | Corgi Quantum Computing 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	$ 148